VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

As of December 31, 2023 and 2024, nil and two VIEs were deconsolidated, respectively, and the Company did not retain ownership interests or control in any non-consolidated VIEs, which were individually and in aggregate immaterial.

Liberty TE Holdings LLC, Bayou Galion TE Holding LLC, and Papago BESS TE Holdings LLC hold interests in the Liberty solar power system, Bayou Galion solar power system, and Papago BESS battery energy storage system, respectively. Each entity is consolidated as a VIE, with Class A membership interests issued to tax equity investors classified as redeemable non-controlling interests on the consolidated balance sheets.

As of December 31, 2023 and 2024, the carrying amounts of the major assets and liabilities of consolidated VIEs, excluding immaterial line items and intercompany balances elimination in consolidation, included in consolidated balance sheets were as follows:

	December 31,	December 31,
	2023	2024
Cash	$10,478	$79,220
Project assets	109,144	150,919
Property, plant and equipment, net	—	314,319
Solar power and battery energy storage systems, net	—	718,585
Other assets	40,340	90,139
Total assets	$159,962	$1,353,182

Short-term borrowings	$73,131	$85,531
Long-term borrowings	16,956	495,477
Other liabilities	27,376	241,793
Total liabilities	$117,463	$822,801

Redeemable non-controlling interests	$—	$62,650

Net income attributable to consolidated VIEs was insignificant to the Company’s consolidated financial statements for the years ended December 31, 2022, 2023 and 2024.

Cash flow activity attributable to consolidated VIEs were insignificant to the consolidated financial statements for the years ended December 31, 2022 and 2023. Cash flow activity attributable to consolidated VIEs for the year ended December 31, 2024 was $159,926 used in operating activities, $634,608 used in investing activities, and $752,825 provided by financing activities, including $226,935 capital contributions from tax equity investors.